NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE - (Details) (USD $)	Sep. 30, 2012
Receivables from equipment sales and service contracts
Gross Receivable	$ 6,763,000
Allowance for doubtful accounts	1,853,000
Net	4,910,000
Receivables from equipment sales and service contracts - related party
Gross Receivable	90,000
Allowance for doubtful accounts
Net	90,000
Management and other fees receivables
Gross Receivable	11,915,000
Allowance for doubtful accounts	7,633,000
Net	4,282,000
Management and other fees receivables from related medical practices "PC's"
Gross Receivable	2,112,000
Allowance for doubtful accounts	403,000
Net	$ 1,709,000